Taxation	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Taxation	Taxation
 Income taxes consist of the following:

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
			(As adjusted)	(As adjusted)
Current tax expense/(benefit):
Bermuda	—	—	—	—
Foreign	15	3	2	6
Deferred tax expense/(benefit):
Bermuda	—	—	—	—
Foreign	(5)	(1)	(2)	(7)
Deferred taxes acquired during the year	—	—	—	—
Tax related to internal sale of assets in subsidiary, amortized for group purposes	—	—	—	—
Total tax expense/(benefit)	10	2	—	(1)
Effective tax rate	16.0%	—%	—%	—%

The effective tax rate for the period from February 23, 2022 through December 31, 2022 (Successor), period from January 1, 2022 through February 22, 2022 (Predecessor), the year ended December 31, 2021 (Predecessor) and the year ended December 31, 2020 (Predecessor) was 16.0%,0%, 0% and 0% respectively.
We are incorporated in Bermuda, where a tax exemption has been granted until 2035. Other jurisdictions in which we and our subsidiaries operate are taxable based on rig operations. A loss in one jurisdiction may not be offset against taxable income in another jurisdiction. Thus, we may pay tax within some jurisdictions even though we might have losses in others.
Due to the CARES Act in the US, we recognized a tax benefit in 2022 Successor and Predecessor periods of nil (2021 (Predecessor): $2 million) which included the release of valuation allowances previously recorded and carrying back net operating losses to previous years.
The income taxes for the period from February 23, 2022 through December 31, 2022 (Successor), the period from January 1, 2022 through February 22, 2022 (Predecessor), the year ended December 31, 2021 and the year ended December 31, 2020 (Predecessor) differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
			(As adjusted)	(As adjusted)
Effect of change on unrecognized tax benefits	(5)	—	2	(8)
Effect of unremitted earnings of subsidiaries	1	(1)	—	(2)
Effect of taxable income in various countries	14	3	(2)	9
Total tax expense/(benefit)	10	2	—	(1)
Deferred income taxes
Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets/(liabilities) consist of the following:
Deferred tax assets:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
Pensions and stock options	1	3
Provisions	27	30
Property, plant and equipment	92	51
Net operating losses carried forward	296	320
Other	12	9
Gross deferred tax assets	428	413
Valuation allowance	(413)	(403)
Deferred tax assets, net of valuation allowance	15	10
Deferred tax liabilities:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
Unremitted Earnings of Subsidiaries	8	8
Intangibles	1	1
Gross deferred tax liabilities	9	9
Net deferred tax asset/(liability)	6	1
 As at December 31, 2022 (Successor), deferred tax assets related to net operating loss (“NOL”) carryforward was $296 million (December 31, 2021 (Predecessor): $320 million), which can be used to offset future taxable income. NOL carryforwards which were generated in various jurisdictions, include $235 million (December 31, 2021 (Predecessor): $234 million) that will not expire and $61 million (December 31, 2021 (Predecessor): $86 million) that will expire between 2023 and 2039 if not utilized.
As at December 31, 2022 (Successor), deferred tax liability related to intangibles from the application of fresh start accounting was $1 million (December 31, 2021 (Predecessor): $1 million).
We establish a valuation allowance for deferred tax assets when it is more likely than not that the benefit from the deferred tax asset will not be realized. The amount of deferred tax assets considered realizable could increase or decrease in the near term if our estimates of future taxable income change. Our valuation allowance consists primarily of $285 million on NOL carryforwards as at December 31, 2022 (Successor) (December 31, 2021 (Predecessor): $320 million).
Uncertain tax positions
As at December 31, 2022 (Successor), we had a total amount of unrecognized tax benefits of $85 million excluding interest and penalties. The changes to our balance related to unrecognized tax benefits were as follows:

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Balance at the beginning of the period	84	83	82	89
Increases as a result of positions taken in prior periods	3	1	2	1
Increases as a result of positions taken during the current period	—	—	2	—
Decreases as a result of positions taken in prior periods	—	—	(1)	(4)
Decreases due to settlements	—	—	(1)	(1)
Decreases as a result of a lapse of the applicable statute of limitations	(2)	—	(1)	(3)
Balance at the end of the period	85	84	83	82
Accrued interest and penalties totaled $21 million at December 31, 2022 (Successor) (December 31, 2021 (Predecessor): $19 million) and were included in "Other liabilities" on our Consolidated Balance Sheets. We recognized expenses of $2 million and $1 million during the year ended December 31, 2022 (Successor) and the year ended December 31, 2021 (Predecessor), respectively, related to interest and penalties for unrecognized tax benefits on the income tax expense line in the accompanying Consolidated Statement of Operations.
As of December 31, 2022 (Successor), $85 million of our unrecognized tax benefits, including penalties and interest, would have a favorable impact on the Company’s effective tax rate if recognized.
Tax returns and open years
We are subject to taxation in various jurisdictions. Tax authorities in certain jurisdictions examine our tax returns and some have issued assessments. We are defending our tax positions in those jurisdictions.
The Brazilian tax authorities have issued a series of assessments with respect to our returns for certain years up to 2017 for an aggregate amount equivalent to $114 million including interest and penalties. As a positive development in relation to the earlier years' assessments, the first-tier judicial court has ruled in favor of Seadrill. However, an appeal has since been filed by the tax authorities to the second-tier judicial court. The relevant group companies are robustly contesting these assessments including filing the relevant appeals to the tax authorities and counter-appeal to the higher court.
The Norwegian tax authorities have issued an assessment with respect to our 2016 tax return for an aggregate amount equivalent to $15 million including interest and penalties. The relevant group company is robustly contesting the assessment including filing relevant appeal which has been partially accepted by the tax authorities in their latest decision.
The Nigerian tax authorities have issued a series of claims and assessments both directly and lodged through the Previous Chapter 11 Proceedings, with respect to returns for subsidiaries for certain years up to 2019 for an aggregate amount equivalent to $171 million. The relevant group companies are robustly contesting these assessments including filing relevant appeals in Nigeria.
The Kuwaiti tax authorities have issued a series of assessments with respect to our returns for years up to 2015 for an aggregate amount equivalent to $12 million including interest and penalties. The relevant company is robustly contesting these assessments including filing relevant appeals. Although the relevant company has been sold as part of the Jackup Sale, Seadrill has indemnified ADES for this exposure.
The Mexican tax authorities have issued a series of assessments with respect to our returns for certain years up to 2014 for an aggregate amount equivalent to $82 million. The relevant group companies are robustly contesting these assessments including filing relevant appeals.
An adverse outcome on these proposed assessments could result in a material adverse impact on our Consolidated Balance Sheets, Statements of Operations or Cash Flows.
The following table summarizes the earliest tax years that remain subject to examination by other major taxable jurisdictions in which we operate.

Jurisdiction	Earliest Open Year
Kuwait	2012
Nigeria	2014
United States	2018
Mexico	2011
Norway	2015
Brazil	2009